Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands		Total		Issued capital	Premiums related to the share capital	Reserves	Translation reserve	Net (income) loss
Beginning balance at Dec. 31, 2016		€ 35,638		€ 873	€ 105,090	€ (48,247)	€ (165)	€ (21,913)
Net loss for the period		(33,530)						(33,530)
Other comprehensive income		(33)				5	(38)
Total comprehensive loss		(33,563)				5	(38)	(33,530)
Allocation of prior period loss						(21,913)		21,913
Issue of ordinary/ warrants shares	[1]	921		921
Additional paid in capital	[1]	176,655			176,655
Share-based payment		1,769				1,769
Ending balance at Dec. 31, 2017		181,419		1,794	281,745	(68,386)	(203)	(33,530)
Net loss for the period		(38,224)	[2]					(38,224)
Other comprehensive income		(42)				(58)	15
Total comprehensive loss		(38,266)				(58)	15	(38,224)
Allocation of prior period loss						(33,530)		33,530
Issue of ordinary/ warrants shares		0		0	0
Share-based payment		2,449				2,449
Ending balance at Dec. 31, 2018		145,602		1,794	281,745	(99,524)	(188)	(38,224)
Net loss for the period		(62,659)						(62,659)
Other comprehensive income		1,199				(38)	1,237
Total comprehensive loss		(61,460)				(38)	1,237	(62,659)
Allocation of prior period loss						(38,224)		38,224
Issue of ordinary/ warrants shares		59			59
Share-based payment		1,359				1,359
Reclassification				0	(115)	(180)	295
Ending balance at Dec. 31, 2019		€ 85,560		€ 1,794	€ 281,688	€ (136,608)	€ 1,344	€ (62,659)

[1]	Fundraising in April 2017 for a total amount (net of transaction costs) of €65 million and global underwritten offering as part of the Company’s U.S. initial public offering in November 2017 for a total amount (net of transaction costs) of €112 million.
[2]	See note 2.8.